OTHER LONG-TERM LIABILITIES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Long-term Liabilities
Lease less than one year	$ 485
Lease one to two years	467
Lease Two to three years	476
Lease three to six years	622
Gross lease liabilities	2,050
Effect of discounting	(167)
Present value of minimum lease payments - total lease liability	1,883	$ 116
Less: Current portion	(418)
Long-term lease liabilities	$ 1,465